EQUITY, SHARE-BASED COMPENSATION AND WARRANTS - Warrants, Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants issued during period			0
Exercise of warrants (in shares)		0
Warrants (in shares)		24,266,740	737,335
Exercise of warrants			$ 151
Common Shares
Class of Warrant or Right [Line Items]
Exercise of warrants (in shares)	[1]		794,804
Exercise of warrants	[1]		$ 1
Investor
Class of Warrant or Right [Line Items]
Warrants (in shares)		24,200,000	626,339
Investor | Common Shares
Class of Warrant or Right [Line Items]
Exercise of warrants (in shares)			565,496
Warrants Issued April 04, 2022, Exercise Price
Class of Warrant or Right [Line Items]
Warrants issued during period		18,800,000
Fair value of warrants		$ 9,200
Expected life (in years)		5 years
Grant price (in USD per share)		$ 1.25
Warrants Issued July 01, 2022, Exercise Price
Class of Warrant or Right [Line Items]
Warrants issued during period		4,700,000
Fair value of warrants		$ 4,500
Expected life (in years)		5 years
Grant price (in USD per share)		$ 1.25

[1]	Preferred shares ($0.001 par value), 10,000,000 shares authorized with zero issued and outstanding at December 31, 2022 and 2021.